INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2017	Jul. 31, 2017	Jul. 31, 2016
Income Tax Disclosure [Abstract]
Loss for the year	$ (1,797,291)	$ 52,169	$ (1,214,694)	$ 155,613	$ (8,074,759)	$ (993,653)
Income tax recovery at statutory rate					(2,745,418)	(337,842)
Permanent difference and other					2,416,418
Change in valuation allowance					329,000	337,842
Income tax expense per books	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0